Lease	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASE

NOTE 10 – LEASE

The Company has several operating leases for manufacturing facilities, dormitories and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Rent expense for the year ended December 31, 2023, 2022 and 2021 was $325,072, $421,585 and $283,168, respectively.

The Company’s operating leases primarily include leases for dormitories, office space and manufacturing facilities. The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the consolidated balance sheet. For the year ended December 31, 2023, total lease expense amounted to $191,417, which included $20,320 of interest, $171,097 of amortization expense of ROU assets and short-term lease expense of $133,655. For the year ended December 31, 2022, total lease expense amounted to $306,824, which included $35,154 of interest, $271,185 of amortization expense of ROU assets and short-term lease expense of $114,761. Total cash paid for operating leases amounted to $296,343 and $294,115 for the year ended December 31, 2023 and 2022, respectively. Supplemental balance sheet information related to operating leases is as follows:

As of December 31, 2023
Right-of-use assets	$231,802

Operating lease liabilities – current	$89,500
Operating lease liabilities - non-current	103,830
Total operating lease liabilities	$193,330

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2023:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.03
Weighted average discount rate	7.42%

The following is a schedule of maturities of lease liabilities as of December 31, 2023:

2024	$173,561
2025	14,789
2026	7,747
2027	7,747
Total lease payments	203,844
Less: imputed interest	10,514
Present value of lease liabilities	$193,330